Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Annual repayment for 2019	$ 151,546
Annual repayment for 2020	397,513
Annual repayment for 2021	252,923
Annual repayment for 2022	49,850
Annual repayment for 2023	65,185
Annual repayment for 2024 and thereafter	399,537
Total	$ 1,316,554